Insurance Contract Liabilities and Reinsurance Assets - Additional Information (Detail) - CAD ($) $ in Millions				3 Months Ended	12 Months Ended
	Feb. 07, 2019	Oct. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Fair value of assets backing net insurance contract liabilities excluding reinsurance assets				$ 278,521	$ 287,326	$ 278,521
Fair value of assets backing capital and other liabilities				456,278	465,497	456,278
Change in insurance and investment contract liabilities					(174)	277
Change in net income attributed to shareholders (post-tax)					(51)	(35)
Change in net income attributed to shareholders				2,800	(62)
Coinsurance, after tax loss			$ 74
Ceded premiums			3,700
Increase of reinsurance assets			$ 3,600		(9,733)	2,269
Quota share coinsurance agreements, percentage			100.00%
Jackson National Life Insurance Company [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Ceded premiums		$ 7,000
Increase of reinsurance assets		$ 7,500
Quota share coinsurance agreements, percentage		100.00%
Coinsurance, after tax gain		$ 142,000
Mortality and morbidity updates [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities					319	(254)
Change in net income attributed to shareholders (post-tax)					(360)	299
Change in net income attributed to shareholders					(511)
Mortality and morbidity updates [member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)						(384)
Mortality and morbidity updates [member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)						264
Mortality and morbidity updates [member] | Canada [member] | Retail Insurance Business [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)						222
Mortality and morbidity updates [member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)						264
Mortality and morbidity updates [member] | Japan [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)						197
Lapses and policyholder behavior [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities					287	1,019
Change in net income attributed to shareholders (post-tax)					(226)	(783)
Change in net income attributed to shareholders					(287)
Lapses and policyholder behavior [member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)					(252)
Lapses and policyholder behavior [member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)						(315)
Lapses and policyholder behavior [member] | Canada [member] | Segregated funds [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)						(242)
Lapses and policyholder behavior [member] | Japan [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)						(226)
Investment return assumptions [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities					(96)
Change in net income attributed to shareholders (post-tax)					143
Change in net income attributed to shareholders					146
Investment return assumptions [member] | Bond default rates [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)					401
Investment return assumptions [member] | ALDA and Public Equity Investment Return Assumptions [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)					(210)
Investment return assumptions [member] | Other refinements [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)					(48)
Other updates [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities					(684)
Change in net income attributed to shareholders (post-tax)					392	449
Change in net income attributed to shareholders					$ 590
Other updates [member] | ALDA and Public Equity Investment Return Assumptions [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities						1,296
Change in net income attributed to shareholders (post-tax)						(892)
Other updates [member] | Other refinements [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities						(220)
Change in net income attributed to shareholders (post-tax)						301
Other updates [member] | Corporate Spread Assumptions [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities						(515)
Change in net income attributed to shareholders (post-tax)						344
Other updates [member] | Refinements To Liability and Tax Cash Flows [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in insurance and investment contract liabilities						(1,049)
Change in net income attributed to shareholders (post-tax)						696
Other updates [member] | U.S. [member] | Refinements To Liability and Tax Cash Flows [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Change in net income attributed to shareholders (post-tax)						696
Scenario Forecast [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Reinsurance transaction, after-tax gain	$ 80
Bottom of range [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Percentage provision for adverse deviation assumptions not specifically provided					5.00%
Top of range [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Percentage provision for adverse deviation assumptions not specifically provided					20.00%
MLI and John Hancock Life Insurance Company [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Assets and insurance contract liabilities related to closed blocks participating policies				$ 28,135	$ 28,790	$ 28,135